Note 8 - Fair Value Measurement - Summary of Changes in Fair Value of Level 3 Liabilities Measured on a Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning balance as of January 1, 2023	$ 158,000	$ 0
Issuance of Convertible Notes		15,800
Change in fair value of derivative liabilities	158,000	142,200
Change in fair value of derivative liabilities	(158,000)	(142,200)
Ending balance on December 31, 2023	$ 0	$ 158,000